Capital Stock, Options and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 3. Capital Stock, Options and Warrants

We have 950,000,000 authorized shares of Common Stock, $0.0001 par value, and 250,000,000 authorized shares of preferred stock, of which 150,000,000 are designated as Series A Preferred Stock, $0.0001 par value. As of March 31, 2018, 104,477,936 shares of Common Stock were issued and outstanding, and 63,038,284 shares of Series A Preferred Stock, convertible into 66,871,012 shares of Common Stock, were issued and outstanding.

In addition, as of March 31, 2018, we have outstanding options to acquire up to 6,800,000 shares of Common Stock, warrants to acquire up to 49,477,380 shares of Series A Preferred Stock, which upon exercise would be convertible into 52,485,606 shares of Common Stock) and warrants to acquire up to 65,560,120 shares of Common Stock. We may issue an additional 76,889,231 shares of Common Stock if holders of secured notes voluntarily convert. If fully exercised and converted into Common Stock, there would be 373,083,905 shares of Common Stock outstanding. In addition, we may be obligated to issue an additional 14,000,000 shares of Series A Preferred Stock in exchange for future clinical research services in the amount of $1,050,000.

Series A Preferred Stock

Each share of Series A Preferred Stock is currently convertible into 1.0608 shares of Common Stock. This conversion ratio is subject to adjustment for certain dilutive events. If a liquidation event occurs, each share of Series A Preferred Stock is entitled to a liquidation preference of $0.075 per share, and then each share will receive distributions ratably with the Common Stock based on the then-existing conversion ratio. As of December 31, 2017, and March 31, 2018, the liquidation preference of the outstanding shares of Series A Preferred Stock is $4,727,871. The holders of Series A Preferred Stock have voting rights with the Common Stock based on the then-existing conversion ratio, and also have certain separate voting rights for certain matters. As long as at least 14,000,000 shares of Series A Preferred Stock are outstanding, the holders of the Series A Preferred Stock have certain protective rights to nominate a director to the Board of Directors, who shall have the right to approve certain transactions. In addition, as long as at least 14,000,000 shares of Series A Preferred Stock are outstanding, the holders of the Series A Preferred Stock have the right to vote separately as a class to approve certain amendments to the certificate of incorporation, any liquidation event, and certain issuances of capital stock.

The Series A Preferred Stock will automatically convert upon either the written consent of the holders of the majority of such shares or the closing of a firm-commitment underwritten public offering with gross proceeds of at least $10 million.

GHC liquidation rights

On January 24, 2007, the Company issued 24,000,000 shares of Common Stock to GHC in exchange for certain intellectual property and a commitment by GHC to invest $3.0 million to fund the Company’s operations. GHC retains the rights to the contributed intellectual property in the event of a bankruptcy or liquidation of the Company. GHC has subordinated these rights in connection with the Company’s borrowings.

Clinical research arrangements and payment in equity

During August 2011, we agreed to pay 10% of the cost of services rendered by a non-US based clinical research organization through the issuance of 333,340 shares of Common Stock at $0.15 per share. The $50,000 value of the Common Stock was recorded as a prepayment of future services. As of March 31, 2018, the unearned portion of the value of the equity issued, $43,090, is reflected as prepaid services in the accompanying condensed balance sheets.

During January 2015, as part of a financing transaction described below, we agreed to pay the cost of services by a US-based clinical research organization through the issuance of Series A Preferred Stock and warrants to acquire Series A Preferred Stock. The $450,000 value of the initial issuance of Series A Preferred Stock was recorded as a prepayment of future services. As of March 31, 2018, the unearned portion of the value of the equity issued reflected as a prepayment in the accompanying condensed balance sheets was $269,999. Additionally, the clinical research organization may perform an additional $1,050,000 in services and receive an additional 14,000,000 shares of Series A Preferred Stock.

Texas Emerging Technology Fund Investment

The Texas Emerging Technology Fund (“TETF”), an economic development affiliate of the State of Texas, is the majority holder of the Company’s Series A Preferred Stock as of March 31, 2018. We agreed to certain conditions related to the TETF investment, including certain representations and warranties. Our obligations to TETF generally expire on September 30, 2020. In the event that we do not maintain our principal place of business or principal executive offices in Texas, TETF may require us to repay the $3.9 million investment plus eight percent interest per annum, compounded annually, from the date of the investment, essentially as a stipulated damage or penalty, and TETF will retain its shares of Series A Preferred Stock. In the event of a breach of other conditions of the investment or representations and warranties, TETF may seek any remedies it may have in law or equity. We can terminate our obligations to TETF at any time by the repayment of the amount invested plus 8% interest calculated as described above.

Warrants to Acquire Series A Preferred Stock

As of March 31, 2018, we have issued warrants to acquire up to 49,477,380 shares of Series A Preferred Stock (the “Preferred Warrants”). The Preferred Warrants expire if not otherwise exercised at various dates commencing on January 16, 2020 and ending May 12, 2022. The exercise price is $0.0825 per share, subject to adjustment for certain dilutive transactions. The Preferred Warrants may be exercised on a cash-less basis. Upon exercise, the Series A Preferred shares underlying the warrants would be convertible into 52,485,606 shares of Common Stock.

Warrants to Acquire Common Stock

As of March 31, 2018, we have issued warrants to acquire up to 65,560,121 shares of Common Stock (the “Common Warrants”). See Note 5. The Common Warrants expire if not otherwise exercised on or prior to August 3, 2022. The exercise price of Common Warrants to acquire 62,360,121 shares is $0.09 per share, and the exercise price of Common Warrants to acquire 3,200,000 shares is $0.0825 per share, subject to adjustment for certain dilutive transactions. The Common Warrants may be exercised on a cash-less basis, and have anti-dilution provisions for issuances below the then-current exercise price. These “down round” protections do not prevent the warrants being linked to our Common Stock under the provisions of ASU 2017-11, and the warrants are settleable only for Common Stock. Accordingly, the warrants are not treated as a derivative in the accompanying financial statements.

2007 Stock Option Plan

The authority to make grants under the 2007 Stock Option Plan expired on December 31, 2016, and no further grants may be made. We expect to adopt a new plan in 2017. As of March 31, 2018 and 2017, options to acquire 6,800,000 and 7,200,000 shares of Common Stock, respectively were outstanding. These options are fully vested and are exercisable at an average price of approximately $0.01 per share.

We recognize stock-based compensation expense for equity awards over the requisite service period of each grant using the Black-Scholes option pricing model to estimate the fair value of the stock options on the date of grant. There was no unamortized stock-based compensation expense recognized related to stock options during any period in 2018 and 2017.

We have 950,000,000 authorized shares of Common Stock, $0.0001 par value, and 250,000,000 authorized shares of preferred stock, of which 150,000,000 are designated as Series A Preferred Stock, $0.0001 par value. As of December 31, 2017, 104,477,936 shares of Common Stock were issued and outstanding, 63,038,284 shares of Series A Preferred Stock, convertible into 66,871,012 shares of Common Stock, were issued and outstanding. The shares of Common Stock include the 31,765,903 shares held by the remaining shareholders of Oncolix prior to our acquisition of control on April 8, 2017.

In addition, as of December 31, 2017, we have outstanding options to acquire up to 6,800,000 shares of Common Stock, warrants to acquire up to 49,477,380 shares of Series A Preferred Stock and warrants to acquire up to 65,560,120 shares of Common Stock. We may issue an additional 76,889,231 shares of Common Stock if holders of secured notes voluntarily convert. If fully exercised and converted into Common Stock, there would be 373,083,905 shares of Common Stock outstanding. In addition, we may be obligated to issue an additional 14,000,000 shares of Series A Preferred Stock in exchange for future clinical research services.

Series A Preferred Stock

Each share of Series A Preferred Stock is currently convertible into 1.0608 shares of Common Stock. This conversion ratio is subject to adjustment for certain dilutive events. If a liquidation event occurs, each share of Series A Preferred Stock is entitled to a liquidation preference of $0.075 per share, and then each share will receive distributions ratably with the Common Stock based on the then-existing conversion ratio. As of December 31, 2017, the liquidation preference of the outstanding shares of Series A Preferred Stock is $4,727,871. The holders of Series A Preferred Stock have voting rights with the Common Stock based on the then-existing conversion ratio, and also have certain separate voting rights for certain matters. As long as at least 14,000,000 shares of Series A Preferred Stock are outstanding, the holders of the Series A Preferred Stock have certain protective rights to nominate a director to the Board of Directors, who shall have the right to approve certain transactions. In addition, as long as at least 14,000,000 shares of Series A Preferred Stock are outstanding, the holders of the Series A Preferred Stock have the right to vote separately as a class to approve certain amendments to the certificate of incorporation, any liquidation event, and certain issuances of capital stock.

During 2017, as a result of the change in the conversion price of the August Notes from $0.075 to $0.0545, the conversion price of the Series A Preferred Stock was adjusted from $0.075 to $0.0707. Accordingly, as of December 31, 2017, the shares of Series A Preferred Stock may be converted into Common Stock at any time at the ratio of 1.0608 shares of Common Stock for every share of Series A Preferred Stock. For accounting purposes this adjustment in conversion price was treated as a dividend to the Series A holders equal to the value of the additional shares of Common Stock issuable upon conversion, or $282,089.

The Series A Preferred Stock will automatically convert upon either the written consent of the holders of the majority of such shares or the closing of a firm-commitment underwritten public offering with gross proceeds of at least $10 million.

GHC liquidation rights

On January 24, 2007, the Company issued 24,000,000 shares of Common Stock to GHC in exchange for certain intellectual property and a commitment by GHC to invest $3.0 million to fund the Company’s operations. GHC retains the rights to the contributed intellectual property in the event of a bankruptcy or liquidation of the Company. GHC has subordinated these rights in connection with the Company’s borrowings.

Contract manufacturing arrangements and payment in equity

During August 2009, we engaged a non-US manufacturer for the production of Prolanta™ and to provide certain quality assurance services. Our agreement ended in August 2016. Of amounts earned by the manufacturer, approximately 58%, or $1.5 million, was payable in Oncolix Common Stock at $0.15 per share, and we issued 10,000,000 shares of Common Stock to the manufacturer. The remaining amounts due under the contract were payable in cash. As of December 31, 2016, we deducted the balance of the prepayment of $120,688 from the amounts owed to the contract manufacturer. Such amounts have been reclassified to prepaid services at December 31, 2017 because the current amounts due to the contract manufacturer were incurred outside of the previous contract.

Clinical research arrangements and payment in equity

During August 2011, we agreed to pay 10% of the cost of services rendered by a non-US based clinical research organization through the issuance of 333,340 shares of Common Stock at $0.15 per share. The $50,000 value of the Common Stock was recorded as a prepayment of future services. As of December 31, 2017 and 2016, the unearned portion of the value of the equity issued, $43,090, is reflected as prepaid services in the accompanying condensed balance sheets.

During January 2015, as part of a financing transaction described below, we agreed to pay the cost of services by a US-based clinical research organization through the issuance of Series A Preferred Stock and warrants to acquire Series A Preferred Stock. The $450,000 value of the initial issuance of Series A Preferred Stock was recorded as a prepayment of future services. As of December 31, 2017 and 2016, respectively, the unearned portion of the value of the equity issued reflected as a prepayment in the accompanying condensed balance sheets was $150,000 and $269,999, respectively. Additionally, the clinical research organization may perform an additional $1,050,000 in services and receive an additional 14,000,000 shares of Series A Preferred Stock.

Texas Emerging Technology Fund Investment

The Texas Emerging Technology Fund (“TETF”), an economic development affiliate of the State of Texas, is the majority holder of the Company’s Series A Preferred Stock as of December 31, 2017 and 2016. We agreed to certain conditions related to the TETF investment, including certain representations and warranties. Our obligations to TETF generally expire on September 30, 2020. In the event that we do not maintain our principal place of business or principal executive offices in Texas, TETF may require us to repay the $3.9 million investment plus eight percent interest per annum, compounded annually, from the date of the investment, essentially as a stipulated damage or penalty, and TETF will retain its shares of Series A Preferred Stock. In the event of a breach of other conditions of the investment or representations and warranties, TETF may seek any remedies it may have in law or equity. We can terminate our obligations to TETF at any time by the repayment of the amount invested plus 8% interest calculated as described above.

Warrants to Acquire Series A Preferred Stock

As of December 31, 2017 and 2016, respectively, we have issued warrants to acquire up to 49,477,380 and 50,810,720 shares of Series A Preferred Stock (the “Preferred Warrants”). The Preferred Warrants expire if not otherwise exercised at various dates commencing on January 16, 2020 and ending May 12, 2022. The exercise price is $0.0825 per share, subject to adjustment for certain dilutive transactions. The Preferred Warrants may be exercised on a cash-less basis.

During 2016, warrants to acquire 2,666,700 shares of Series A Preferred Stock at $0.0825 per share were issued in connection with a debt financing. See Note 5. During August 2017, one holder exercised on a cashless basis his warrants to acquire 2,333,340 shares and was issued 899,604 shares of Series A Preferred Stock.

In connection with the planned sale of convertible notes in 2017, we executed an agreement with a placement agent in 2016. The agreement provides that the agent will receive, in addition to other compensation, a warrant to acquire 2,000,000 shares of Series A Preferred Stock at $0.0825 per share. The warrant expires if not exercised in January 2020 and has cashless exercise provisions. The warrant was issued in December 2016, and the estimated value of the warrant, $38,687, was reflected as a deferred offering cost in the accompanying balance sheets as of December 31, 2016.

Warrants to Acquire Common Stock

As of December 31, 2017 and 2016, respectively, we have issued warrants to acquire up to 65,560,121 and 0 shares of Common Stock. These warrants include (i) warrants to acquire 59,072,837 shares issued in connection with debt (the “August Warrants”), (ii) warrants to acquire 5,587,284 shares issued as compensation to the placement agent of the August Notes, and (iii) a warrant to acquire 900,000 shares issued as compensation to a director (see “Stock Compensation Expense” below). In connection with the issuance of the August Warrants, warrants to acquire 17,608,280 shares previously issued with debt in 2017 were surrendered.

The August Warrants expire if not otherwise exercised on or prior to August 3, 2022. The exercise price of August Warrants to acquire 55,872,837 shares is $0.09 per share, and the exercise price of August Warrants to acquire 3,200,000 shares is $0.0825 per share, subject to adjustment for certain dilutive transactions. The August Warrants may be exercised on a cash-less basis and have anti-dilution provisions for issuances below the then-current exercise price. These “down round” protections do not prevent the warrants being linked to our Common Stock under the provisions of ASU 2017-11, and the warrants are settleable only for Common Stock. Accordingly, the warrants are accounted for as equity and not treated as a derivative in the accompanying financial statements. See Note 5.

The warrants issued to the placement agent for the August Notes have terms identical to the August Warrants, expire if not otherwise exercised in or prior to August 3, 2022, and are exercisable at $0.09 per share.

The warrants issued to a director as compensation are exercisable at $0.09 per share and expire if not otherwise exercised in or prior to November 30, 2022. See “ Stock Compensation Expense” below for the accounting treatment of this warrant.

Stock Compensation Expense

The authority to make grants under the 2007 Stock Option Plan expired on December 31, 2016, and no further grants may be made. We expect to adopt a new plan in 2018. As of December 31, 2017 and 2016, respectively, options to acquire 6,800,000 and 7,200,000 shares of Common Stock were outstanding. One option to acquire 200,000 shares was forfeited in July 2017, and one option to acquire 200,000 shares was exercised 2017 for $0.005 per share in cash.

During 2017, a director of the Company was issued a warrant to acquire 900,000 shares of Common Stock at $0.09 per share. One-third of the shares could be purchased immediately, one-third can be purchased on the first anniversary, and the remainder may be purchased on the second anniversary. The warrant expires if unexercised on November 30, 2022, and will also expire if the director’s term is terminated.

The following table lists the options and warrants granted to officers, directors and consultants during the periods indicated.

	Number of Common Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Life (Years)
Balance January 1, 2016	7,820,000	$0.0100	5.76
Exercises	(20,000)	$0.0500
Forfeitures	(600,000)	$0.0150
Balance December 31, 2016	7,200,000	$0.0095	4.40
Grants	900,000	$0.0900
Exercises	(200,000)	$0.0050
Forfeitures	(200,000)	$0.0050
Balance December 31, 2017	7,700,000	$0.0190	3.64
Vested at December 31, 2017	7,100,000	$0.0130	3.53

We recognize stock-based compensation expense for equity awards over the requisite service period of each grant using the Black-Scholes option pricing model to estimate the fair value of the stock options on the date of grant. We do not currently have sufficient historical exercise or forfeiture data on which to base an estimate of the expected term of each option, so we use the life of the grant and assume no forfeitures. Because of the limited trading history of Oncolix Common Stock as a public entity, we use 40% as an estimate of volatility rather than use the historical trading activity of the pre-merger AEPP. We base the risk-free interest rate used in the Black-Scholes option pricing model on the yield currently available in U.S. Treasury securities with comparable maturities.

The Company recognized $4,862 in stock compensation expense related to the warrant granted in 2017. As of December 31, 2017, unamortized stock-based compensation expense totaled $9,724.